CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income for the year	$ 243,887	$ 158,824
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 10)	508,739	613,160
Deferred income and mining taxes (note 23)	10,855	7,609
Gain on sale of available-for-sale securities (note 8)	(168)	(3,500)
Stock-based compensation (note 18)	43,674	33,804
Impairment loss on available-for-sale securities (note 8)	8,532
Gain on impairment reversal (note 22)		(120,161)
Foreign currency translation loss	13,313	13,157
Other	15,362	14,012
Adjustment for settlement of reclamation provision	(4,824)	(2,719)
Changes in non-cash working capital balances:
Trade receivables	(3,815)	(471)
Income taxes	(31,913)	28,082
Inventories	(64,889)	20,355
Other current assets	(13,722)	53,009
Accounts payable and accrued liabilities	44,694	(35,408)
Interest payable	(2,168)	(1,136)
Cash provided by operating activities	767,557	778,617
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 10)	(874,153)	(516,050)
Acquisitions, net of cash and cash equivalents acquired (note 5)	(71,989)	(12,434)
Net purchases of short- term investments	(2,495)	(980)
Net proceeds from sale of available-for-sale securities and other investments (note 8)	333	9,461
Purchases of available- for- sale securities and other investments (note 8)	(51,724)	(33,774)
(Increase) decrease in restricted cash	(24)	287
Cash used in investing activities	(1,000,052)	(553,490)
FINANCING ACTIVITIES
Dividends paid	(76,075)	(71,375)
Repayment of finance lease obligations (note 13(a))	(5,252)	(10,004)
Proceeds from long- term debt (note 14)	280,000	125,000
Repayment of long- term debt (note 14)	(410,412)	(405,374)
Notes issuance (note 14)	300,000	350,000
Long- term debt financing (note 14)	(3,505)	(3,415)
Repurchase of common shares for stock-based compensation plans (notes 16 and 18(c,d))	(24,684)	(15,576)
Proceeds on exercise of stock options (note 18(a))	44,199	192,103
Common shares issued (note 16)	224,896	29,027
Cash provided by financing activities	329,167	190,386
Effect of exchange rate changes on cash and cash equivalents	(3,668)	311
Net increase in cash and cash equivalents during the year	93,004	415,824
Cash and cash equivalents, beginning of year	539,974	124,150
Cash and cash equivalents, end of year	632,978	539,974
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid (note 14)	78,885	71,401
Income and mining taxes paid	$ 127,915	$ 105,184